CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Common Class A	Common Class A Common Stock	Common Class F	Common Class F Common Stock
Beginning balance (in shares) at Jan. 23, 2020					0		0
Beginning balance at Jan. 23, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class F common stock to the Sponsor (in shares)							8,625,000
Issuance of Class F common stock to the Sponsor	25,000	24,137					$ 863
Net loss	(5,500)		(5,500)
Ending balance (in shares) at Mar. 31, 2020					0		8,625,000
Ending balance at Mar. 31, 2020	19,500	24,137	(5,500)		$ 0		$ 863
Beginning balance (in shares) at Jan. 23, 2020					0		0
Beginning balance at Jan. 23, 2020	0	0	0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class F common stock to the Sponsor (in shares)							8,625,000
Issuance of Class F common stock to the Sponsor	25,000	24,137					$ 863
Sale of units in initial public offering, net of offering costs (in shares)					34,500,000
Sale of units in initial public offering, net of offering costs	325,167,932	325,164,482			$ 3,450
Sale of private placement warrants to the Sponsor	8,900,000	8,900,000
Class A common stock subject to possible redemption (in shares)					(32,877,109)
Class A common stock subject to possible redemption	(328,771,090)	(328,767,802)			$ (3,288)
Net loss	(321,841)		(321,841)
Ending balance (in shares) at Jun. 30, 2020				1,622,891	1,622,891	8,625,000	8,625,000
Ending balance at Jun. 30, 2020	5,000,001	5,320,817	(321,841)		$ 162		$ 863
Beginning balance (in shares) at Jan. 23, 2020					0		0
Beginning balance at Jan. 23, 2020	0	0	0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,388,874)
Ending balance (in shares) at Sep. 30, 2020				1,929,595	1,929,595	8,625,000	8,625,000
Ending balance at Sep. 30, 2020	5,000,008	8,387,826	(3,388,874)		$ 193		$ 863
Beginning balance (in shares) at Mar. 31, 2020					0		8,625,000
Beginning balance at Mar. 31, 2020	19,500	24,137	(5,500)		$ 0		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, net of offering costs (in shares)					34,500,000
Sale of units in initial public offering, net of offering costs	325,167,932	325,164,482			$ 3,450
Sale of private placement warrants to the Sponsor	8,900,000	8,900,000
Class A common stock subject to possible redemption (in shares)					(32,877,109)
Class A common stock subject to possible redemption	(328,771,090)	(328,767,802)			$ (3,288)
Net loss	(316,341)		(316,341)
Ending balance (in shares) at Jun. 30, 2020				1,622,891	1,622,891	8,625,000	8,625,000
Ending balance at Jun. 30, 2020	5,000,001	5,320,817	(321,841)		$ 162		$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)					306,704
Class A common stock subject to possible redemption	3,067,040	3,067,009			$ 31
Net loss	(3,067,033)		(3,067,033)
Ending balance (in shares) at Sep. 30, 2020				1,929,595	1,929,595	8,625,000	8,625,000
Ending balance at Sep. 30, 2020	$ 5,000,008	$ 8,387,826	$ (3,388,874)		$ 193		$ 863